CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
REVENUE
REVENUE	$ 82,613,764	$ 123,318,661	$ 29,594,871
Tax and surcharges	(773,382)	(890,414)	(171,862)
Net Revenue	61,330,504	107,257,841	22,920,543
OPERATING COSTS AND EXPENSES
Service and development	7,396,835	8,495,768	5,149,265
Sales and marketing	32,322,003	15,241,637	5,212,127
General and administrative	9,928,512	5,816,130	2,645,605
Share-based compensation	6,585,386	1,828,868	0
Total operating costs and expenses	56,232,736	31,382,403	13,006,997
INCOME FROM OPERATIONS	5,097,768	75,875,438	9,913,546
OTHER INCOME (EXPENSE)
Other income	2,336,015	683,393	198,624
Other expense	(28,530)	(22,516)	(19,095)
Total other income, net	2,307,485	660,877	179,529
INCOME BEFORE INCOME TAXES	7,405,253	76,536,315	10,093,075
INCOME TAXES EXPENSES	1,872,672	11,025,690	1,522,211
NET INCOME	5,532,581	65,510,625	8,570,864
Less: net income attributable to non-controlling interest		28,652
NET INCOME ATTRIBUTABLE TO HEXINDAI'S SHAREHOLDERS	5,532,581	65,481,973	8,570,864
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(6,136,187)	6,028,143	(1,080,036)
COMPREHENSIVE (LOSS) INCOME	(603,606)	71,538,768	7,490,828
Less: comprehensive income attributable to non-controlling interest		132,814
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO HEXINDAI'S SHARESHOLDERS	$ (603,606)	$ 71,405,954	$ 7,490,828
Net income per share attributable to Hexindai's shareholders
Basic (in dollars per share)	$ 0.11	$ 1.46	$ 0.20
Diluted (in dollars per share)	$ 0.10	$ 1.37	$ 0.20
Weighted average shares used in calculation of net income per share
Basic (in shares)	48,693,162	44,977,780	42,331,200
Diluted (in shares)	52,912,826	47,656,263	42,331,200
Loan facilitation, post-origination and other service
REVENUE
REVENUE	$ 58,550,903	$ 107,558,133	$ 23,092,405
Interest
REVENUE
REVENUE	$ 3,552,983	$ 590,122	$ 0